TACTICAL DIVIDEND & MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 6.3%
	EQUITY - 6.3%
89,077	Consumer Staples Select Sector SPDR Fund	$ 6,044,765
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,015,753)

	SHORT-TERM INVESTMENTS — 93.4%
	MONEY MARKET FUNDS - 93.4%
89,773,176	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Class, 5.24% (Cost $89,773,176)(a)	89,773,176

	TOTAL INVESTMENTS - 99.7% (Cost $95,788,929)	$ 95,817,941
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%	318,432
	NET ASSETS - 100.0%	$ 96,136,373

SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of October 31, 2023.